Financial instruments and risk management - Summary of changes in market price relevant to alumina purchase price swaps outstanding (Detail) - Commodity price risk - Aluminium - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Increase in market prices, effect on earnings	$ (19)	$ (28)
Decrease in market prices, effect on earnings	19	27
Increase in market prices, effect on equity	(98)	(97)
Decrease in market prices, effect on equity	$ 100	$ 101